Subsequent Events (Details) $ in Thousands			1 Months Ended	6 Months Ended
	Jul. 27, 2026 USD ($) t	Jul. 13, 2026 USD ($) t	Jul. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Aug. 14, 2026 USD ($)	Aug. 05, 2026 USD ($)	Apr. 20, 2026 USD ($)
Subsequent Events [Abstract]
Gross proceeds from issuance of common shares				$ 32,500	$ 0
Equity Line Purchase Agreement [Member]
Subsequent Events [Abstract]
Gross proceeds from issuance of common shares				$ 18,368
2026 Equity Line Purchase Agreement [Member]
Subsequent Events [Abstract]
Maximum amount of common shares that can be sold								$ 50,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Installment payment to shipyard	$ 13,560
Subsequent Event [Member] | Equity Line Purchase Agreement [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares			973,788
Gross proceeds from issuance of common shares			$ 4,236
Subsequent Event [Member] | 2026 Equity Line Purchase Agreement [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares			119,721
Gross proceeds from issuance of common shares			$ 276
Subsequent Event [Member] | ATM [Member]
Subsequent Events [Abstract]
Maximum amount of common shares that can be sold							$ 25,000
Subsequent Event [Member] | Second Newbuilding MR Tanker [Member]
Subsequent Events [Abstract]
Vessel capacity | t		47,499
Installment payment to shipyard		$ 6,780
Percentage of construction costs of Newbuilding MR Tanker to be financed		85.00%
Subsequent Event [Member] | Second Newbuilding MR Tanker [Member] | Trafigura [Member]
Subsequent Events [Abstract]
Daily time charter rate		$ 18,750
Term of time charter		7 years
Term of time charter extension		4 years
Subsequent Event [Member] | Third Newbuilding MR Tanker [Member]
Subsequent Events [Abstract]
Vessel capacity | t	47,499
Installment payment to shipyard	$ 6,780
Percentage of construction costs of Newbuilding MR Tanker to be financed	85.00%
Subsequent Event [Member] | Third Newbuilding MR Tanker [Member] | Trafigura [Member]
Subsequent Events [Abstract]
Daily time charter rate	$ 18,750
Term of time charter	7 years
Term of time charter extension	4 years
Subsequent Event [Member] | Second MR SPV [Member] | Related Party [Member] | Former Parent [Member]
Subsequent Events [Abstract]
Ownership percentage to be acquired		100.00%
Purchase price		$ 6,250
Consideration settled						$ 6,250
Subsequent Event [Member] | Third MR SVP [Member] | Related Party [Member] | Former Parent [Member]
Subsequent Events [Abstract]
Ownership percentage to be acquired	100.00%
Purchase price	$ 6,500
Percentage of net cash proceeds to be applied to payment of consideration	100.00%
Consideration settled						$ 300